Consolidated Statements of Financial Position - BRL (R$) R$ in Thousands		Dec. 31, 2020		Dec. 31, 2019
Assets
Cash and balances with banks		R$ 107,602,594		R$ 109,610,999
Financial assets at fair value through profit or loss	[1]	275,986,689		249,759,777
Financial assets at fair value through other comprehensive income		185,841,975	[2]	192,450,010
Financial assets at amortized cost
Loans and advances to financial institutions, net of provision for losses		191,424,731		59,083,791
Loans and advances to customers, net of provision for losses		473,637,358		423,528,716
Securities, net of provision for losses	[3]	179,623,894		166,918,360
Other financial assets		52,416,117		56,101,781
Non-current assets held for sale		1,202,488		1,357,026
Investments in associates and joint ventures		7,386,840		7,635,612
Premises and equipment, net		14,071,129		14,659,222
Intangible assets and goodwill, net		14,669,464		14,724,647
Taxes to be offset		15,330,420		15,685,801
Deferred income tax assets		76,984,262		59,570,055
Other assets		8,475,829		7,441,888
Total assets		1,604,653,790		1,378,527,685
Liabilities
Deposits from banks		267,280,167		227,819,611
Deposits from customers	[4]	545,292,743		366,227,540
Securities issued		144,903,825		170,727,564
Subordinated debts		53,246,232		49,313,508
Other financial liabilities		75,528,047		79,121,127
Financial liabilities at fair value through profit or loss		18,697,682		14,244,083
Provision for Expected Credit Loss
Loan Commitments		3,859,316		2,318,404
Financial guarantees		2,318,930		1,970,321
Insurance technical provisions and pension plans	[4]	279,465,384		268,302,691
Other reserves		25,582,923		25,239,929
Current income tax liabilities		1,596,284		2,595,277
Deferred income tax assets		1,249,650		1,080,603
Other liabilities		39,515,233		34,023,453
Total liabilities		1,458,536,416		1,242,984,111
Shareholders' equity
Capital		79,100,000		75,100,000
Treasury shares		(440,514)		(440,514)
Capital reserves		35,973		35,973
Profit reserves		58,985,029		51,986,423
Additional paid-in capital		70,496		70,496
Other comprehensive income		8,103,343		7,871,482
Retained earnings		(234,109)		475,606
Equity attributable to shareholders of the parent		145,620,218		135,099,466
Non-controlling interest		497,156		444,108
Total equity		146,117,374		135,543,574
Total equity and liabilities		R$ 1,604,653,790		R$ 1,378,527,685

[1]	In 2020 and 2019, no reclassifications were made of Financial Assets at fair value through profit or loss for other categories of financial assets.
[2]	In June 2020, Management decided to reclassify the Securities measured at fair value through other comprehensive income to be measured at amortized cost, in the amount of R$20,009,471 thousand. This reclassification was the result of the alignment of risk and capital management. Without considering this reclassification of the securities it would have been recognized in other comprehensive income fair value changes in the amount of R$1,794,263 thousand.
[3]	Amounts of loans and receivables are presented net of the provision for impairment losses;
[4]	Demand and savings deposits and technical provisions for insurance and pension plans comprising VGBL and PGBL products are classified as up to 30 days, without considering average historical turnover;